Basis of preparation and changes to the Group's accounting policies - Lease liabilities reconciled to the operating lease commitments and Right-of-use assets (Details) - RUB (₽) ₽ in Millions	Sep. 30, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations
Commitments relating to short-term lease	₽ (30)
Lease liabilities	₽ 1,338	₽ 1,068
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations
Operating lease commitments		₽ 1,242
Weighted average incremental borrowing rate		9.00%
Discounted operating lease commitments		₽ 1,202
Commitments relating to short-term lease		(134)
Lease liabilities		₽ 1,068